Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Financial Information by Segment

Financial information by segment for the three months ended September 30, 2024 and 2023 is as follows:

	Three Months Ended September 30, 2024
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$1,292	$8,004	$-		$9,296
Cost of revenues (excluding amortization of acquired intangible assets)	-	238	3,645	-		3,883
Direct expenses	3,496	353	4,187	8,529		16,565
Segment contribution	$(3,496)	$701	$172	$(8,529)		$(11,152)
Indirect expenses				375	(a)	375
Loss from operations						$(11,527)

(a) Components of other
Amortization				375
Total other				$375

	Three Months Ended September 30, 2023
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$1,427	$2,359	$-		$3,786
Cost of revenues (excluding amortization of acquired intangible assets)	-	398	3,204	-		3,602
Direct expenses	4,887	350	1,901	9,074		16,212
Segment contribution	$(4,887)	$679	$(2,746)	$(9,074)		$(16,028)
Indirect expenses				83,228	(b)	83,228
Loss from operations						$(99,256)

(b) Components of other
Change in fair value of contingent stock consideration				(39)
Goodwill impairment				82,714
Amortization				553
Total other				$83,228

Financial information by segment for the nine months ended September 30, 2024 and 2023 is as follows:

	Nine Months Ended September 30, 2024
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$3,857	$32,231	$-		$36,088
Cost of revenues (excluding amortization of acquired intangible assets)	-	952	6,694	-		7,646
Direct expenses	12,383	1,216	14,385	28,159		56,143
Segment contribution	$(12,383)	$1,689	$11,152	$(28,159)		$(27,701)
Indirect expenses				1,377	(a)	1,377
Loss from operations						$(29,078)

(a) Components of other
Amortization				1,377
Total other				$1,377

	Nine Months Ended September 30, 2023
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$4,062	$6,597	$-		$10,659
Cost of revenues (excluding amortization of acquired intangible assets)	-	1,355	5,052	-		6,407
Direct expenses	53,505	780	6,799	31,481		92,565
Segment contribution	$(53,505)	$1,927	$(5,254)	$(31,481)		$(88,313)
Indirect expenses				117,289	(b)	117,289
Loss from operations						$(205,602)

(b) Components of other
Change in fair value of contingent consideration liability				(104,339)
Change in fair value of contingent stock consideration				(159)
Goodwill impairment				112,347
IPR&D impairment				107,800
Amortization				1,640
Total other				$117,289

Financial information by segment is as follows:

	Year Ended December 31, 2023
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,441	$17,330	$—		$22,771
Gross profit	—	3,791	2,964	—		6,755
Direct expenses	28,694	1,752	9,720	40,876		81,041
Segment contribution	(28,694)	2,039	(6,756)	(40,876)		(74,286)
Indirect expenses				118,001	(a)	118,001
Loss from operations						$(192,287)
(a) Components of other
Change in fair value of contingent consideration liability				(104,339)
Goodwill impairment				112,347
IPR&D impairment				107,800
Amortization				2,193
Total other				$118,001

	Year Ended December 31, 2022
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,512	$12,463	$—		$17,975
Gross profit	—	1,976	(3,666)	—		(1,690)
Direct expenses	75,379	1,699	10,859	56,261		144,198
Segment contribution	(75,379)	277	(14,525)	(56,261)		(145,888)
Indirect expenses				(120,288)	(b)	(120,288)
Loss from operations						$(25,600)
(b) Components of other
Change in fair value of contingent consideration liability				(126,277)
Change in fair value of contingent stock consideration				186
Goodwill impairment				3,610
Amortization				2,193
Total other				$(120,288)